UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON MANAGER SELECT

LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2009

Legg Mason Manager Select Large Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2009

Shares	Security	Value
COMMON STOCKS — 97.5%
CONSUMER DISCRETIONARY — 9.7%
Auto Components — 0.5%
810	Goodyear Tire & Rubber Co. *	$11,421
320	TRW Automotive Holdings Corp. *	7,642

	Total Auto Components	19,063

Distributors — 0.1%
40	Genuine Parts Co.	1,518

Diversified Consumer Services — 0.0%
70	Service Corporation International	573

Hotels, Restaurants & Leisure — 1.6%
770	McDonald’s Corp.	48,079
690	MGM MIRAGE *	6,293
140	Royal Caribbean Cruises Ltd. *	3,539

	Total Hotels, Restaurants & Leisure	57,911

Household Durables — 0.9%
400	Garmin Ltd.	12,280
300	Leggett & Platt Inc.	6,120
220	Lennar Corp., Class A Shares	2,809
150	Whirlpool Corp.	12,099

	Total Household Durables	33,308

Media — 4.6%
150	CBS Corp., Class B Shares	2,108
750	Clear Channel Outdoor Holdings Inc., Class A Shares *	7,792
780	Comcast Corp., Class A Shares	13,151
940	DISH Network Corp.	19,524
650	Gannett Co. Inc.	9,652
1,750	News Corp., Class A Shares	23,957
270	Scripps Networks Interactive, Class A Shares	11,205
600	SES Global SA, FDR (a)	13,454
320	Time Warner Cable Inc.	13,245
790	Time Warner Inc.	23,021
700	Walt Disney Co.	22,575
730	Warner Music Group Corp. *	4,132

	Total Media	163,816

Multiline Retail — 1.1%
10	Dillard’s Inc., Class A Shares	185
80	Sears Holdings Corp. *	6,676
660	Target Corp.	31,924

	Total Multiline Retail	38,785

Specialty Retail — 0.9%
70	AutoNation Inc. *	1,341
1,040	Home Depot Inc.	30,087

	Total Specialty Retail	31,428

	TOTAL CONSUMER DISCRETIONARY	346,402

CONSUMER STAPLES — 8.8%
Beverages — 0.7%
200	Coca-Cola Co.	11,400
30	Molson Coors Brewing Co., Class B Shares	1,355
200	PepsiCo Inc.	12,160

	Total Beverages	24,915

Food & Staples Retailing — 1.5%
30	BJ’s Wholesale Club Inc. *	981
440	CVS Caremark Corp.	14,172
240	Safeway Inc.	5,110

See Notes to Schedule of Investments. Page 1

Legg Mason Manager Select Large Cap Value Fund

Schedule of Investments (unaudited) (continued)

December 31, 2009

Shares	Security	Value
Food & Staples Retailing — 1.5% (continued)
620	Wal-Mart Stores Inc.	$33,139

	Total Food & Staples Retailing	53,402

Food Products — 1.8%
280	ConAgra Foods Inc.	6,454
80	Del Monte Foods Co.	907
300	H.J. Heinz Co.	12,828
780	Kraft Foods Inc., Class A Shares	21,200
140	Tyson Foods Inc., Class A Shares	1,718
610	Unilever PLC, ADR	19,459

	Total Food Products	62,566

Household Products — 1.5%
500	Kimberly-Clark Corp.	31,855
370	Procter & Gamble Co.	22,433

	Total Household Products	54,288

Tobacco — 3.3%
490	Altria Group Inc.	9,619
260	Lorillard Inc.	20,860
1,650	Philip Morris International Inc.	79,513
140	Reynolds American Inc.	7,416

	Total Tobacco	117,408

	TOTAL CONSUMER STAPLES	312,579

ENERGY — 12.5%
Energy Equipment & Services — 1.4%
110	BJ Services Co.	2,046
610	Halliburton Co.	18,355
40	Helmerich & Payne Inc.	1,595
100	National-Oilwell Varco Inc.	4,409
120	Noble Corp.	4,884
10	Oil States International Inc. *	393
20	Patterson-UTI Energy Inc.	307
90	Pride International Inc. *	2,872
40	Rowan Cos. Inc. *	906
160	Superior Energy Services Inc. *	3,886
140	Transocean Ltd. *	11,592

	Total Energy Equipment & Services	51,245

Oil, Gas & Consumable Fuels — 11.1%
100	Alpha Natural Resources Inc. *	4,338
320	Arch Coal Inc.	7,120
1,310	Chevron Corp.	100,857
800	ConocoPhillips	40,856
340	CONSOL Energy Inc.	16,932
660	Devon Energy Corp.	48,510
2,260	El Paso Corp.	22,216
40	EOG Resources Inc.	3,892
750	Exxon Mobil Corp.	51,143
70	Hess Corp.	4,235
350	Massey Energy Co.	14,704
240	Royal Dutch Shell PLC, ADR, Class A Shares	14,426
510	SandRidge Energy Inc. *	4,809
50	Southern Union Co.	1,135
540	Suncor Energy Inc.	19,067
30	Tesoro Corp.	407
610	Total SA, ADR	39,064
30	Walter Industries Inc.	2,259

	Total Oil, Gas & Consumable Fuels	395,970

	TOTAL ENERGY	447,215

See Notes to Schedule of Investments. Page 2

Legg Mason Manager Select Large Cap Value Fund

Schedule of Investments (unaudited) (continued)

December 31, 2009

Shares	Security	Value
EXCHANGE TRADED FUNDS — 1.1%
Exchange Traded Funds — 1.1%
170	Direxion Daily Financial Bull 3X Shares	$12,583
160	Direxion Daily Energy Bull 3X Shares	6,349
40	iShares Trust - iShares Russell 1000 Value Index Fund	2,296
290	Rydex 2X S&P Select Sector Financial ETF	3,634
670	Ultra Financials ProShares	3,772
1,600	Ultra Real Estate ProShares	11,024

	TOTAL EXCHANGE TRADED FUNDS	39,658

FINANCIALS — 20.4%
Capital Markets — 2.4%
750	Bank of New York Mellon Corp.	20,978
20	BlackRock Inc., Class A Shares	4,644
120	Goldman Sachs Group Inc.	20,261
500	Morgan Stanley	14,800
560	State Street Corp.	24,382

	Total Capital Markets	85,065

Commercial Banks — 3.0%
470	Fifth Third Bancorp	4,583
10	First Citizens BancShares Inc., Class A Shares	1,640
400	PNC Financial Services Group Inc.	21,116
700	U.S. Bancorp	15,757
2,380	Wells Fargo & Co.	64,236

	Total Commercial Banks	107,332

Consumer Finance — 1.3%
440	American Express Co.	17,829
390	AmeriCredit Corp. *	7,425
270	Capital One Financial Corp.	10,352
180	Discover Financial Services	2,648
210	Student Loan Corp.	9,780

	Total Consumer Finance	48,034

Diversified Financial Services — 5.1%
5,550	Bank of America Corp.	83,583
7,750	Citigroup Inc.	25,652
30	CME Group Inc.	10,079
1,520	JPMorgan Chase & Co.	63,338

	Total Diversified Financial Services	182,652

Insurance — 8.3%
600	ACE Ltd. *	30,240
1,070	Chubb Corp.	52,623
320	Cincinnati Financial Corp.	8,397
10	Everest Re Group Ltd.	857
500	Hartford Financial Services Group Inc.	11,630
220	HCC Insurance Holdings Inc.	6,153
500	Lincoln National Corp.	12,440
590	Loews Corp.	21,446
680	Marsh & McLennan Cos. Inc.	15,014
500	MetLife Inc.	17,675
400	Protective Life Corp.	6,620
1,920	Travelers Cos. Inc.	95,731
680	Unum Group	13,274
10	White Mountains Insurance Group Ltd.	3,327

	Total Insurance	295,427

Real Estate Management & Development — 0.3%
820	CB Richard Ellis Group Inc., Class A Shares *	11,127

See Notes to Schedule of Investments. Page 3

Legg Mason Manager Select Large Cap Value Fund

Schedule of Investments (unaudited) (continued)

December 31, 2009

Shares	Security	Value
Thrifts & Mortgage Finance — 0.0%
30	New York Community Bancorp Inc.	$435

	TOTAL FINANCIALS	730,072

HEALTH CARE — 12.2%
Biotechnology — 0.3%
200	Amgen Inc. *	11,314

Health Care Equipment & Supplies — 0.2%
10	Cooper Cos. Inc.	381
120	Thermo Fisher Scientific Inc. *	5,723

	Total Health Care Equipment & Supplies	6,104

Health Care Providers & Services — 6.0%
920	Aetna Inc.	29,164
610	AmerisourceBergen Corp.	15,903
110	Cardinal Health Inc.	3,546
980	CIGNA Corp.	34,565
190	Community Health Systems Inc. *	6,764
100	Coventry Health Care Inc. *	2,429
30	Health Net Inc. *	699
10	Kinetic Concepts Inc. *	376
30	Quest Diagnostics Inc.	1,811
1,520	UnitedHealth Group Inc.	46,330
40	Universal Health Services Inc., Class B Shares	1,220
1,200	WellPoint Inc. *	69,948

	Total Health Care Providers & Services	212,755

Life Sciences Tools & Services — 0.0%
30	PerkinElmer Inc.	618

Pharmaceuticals — 5.7%
280	Abbott Laboratories	15,117
400	Eli Lilly & Co.	14,284
560	Johnson & Johnson	36,069
1,850	Merck & Co. Inc.	67,599
400	Novartis AG, ADR	21,772
2,220	Pfizer Inc.	40,382
60	Roche Holding AG (a)	10,207

	Total Pharmaceuticals	205,430

	TOTAL HEALTH CARE	436,221

INDUSTRIALS — 14.0%
Aerospace & Defense — 5.7%
500	Boeing Co.	27,065
600	General Dynamics Corp.	40,902
600	Honeywell International Inc.	23,520
420	Lockheed Martin Corp.	31,647
1,540	Raytheon Co.	79,341

	Total Aerospace & Defense	202,475

Building Products — 0.0%
10	Armstrong World Industries Inc. *	390
30	Owens Corning Inc. *	769

	Total Building Products	1,159

Construction & Engineering — 0.2%
10	EMCOR Group Inc. *	269
240	KBR Inc.	4,560
40	URS Corp. *	1,781

	Total Construction & Engineering	6,610

Electrical Equipment — 0.7%
260	Cooper Industries PLC	11,086

See Notes to Schedule of Investments. Page 4

Legg Mason Manager Select Large Cap Value Fund

Schedule of Investments (unaudited) (continued)

December 31, 2009

Shares	Security	Value
Electrical Equipment — 0.7% (continued)
10	General Cable Corp. *	$294
210	Rockwell Automation Inc.	9,866
90	Thomas & Betts Corp. *	3,221

	Total Electrical Equipment	24,467

Industrial Conglomerates — 4.4%
400	3M Co.	33,068
20	Carlisle Cos. Inc.	685
3,140	General Electric Co.	47,508
600	Textron Inc.	11,286
930	United Technologies Corp.	64,552

	Total Industrial Conglomerates	157,099

Machinery — 1.5%
200	Caterpillar Inc.	11,398
110	Deere & Co.	5,950
200	Eaton Corp.	12,724
130	Harsco Corp.	4,190
70	ITT Industries Inc.	3,482
60	Lincoln Electric Holdings Inc.	3,208
70	Parker Hannifin Corp.	3,771
110	Snap-on Inc.	4,648
70	SPX Corp.	3,829

	Total Machinery	53,200

Road & Rail — 1.5%
600	Hertz Global Holdings Inc. *	7,152
570	Norfolk Southern Corp.	29,879
280	Union Pacific Corp.	17,892

	Total Road & Rail	54,923

	TOTAL INDUSTRIALS	499,933

INFORMATION TECHNOLOGY — 7.1%
Communications Equipment — 0.0%
120	Tellabs Inc. *	682

Computers & Peripherals — 4.6%
800	Dell Inc. *	11,488
860	Hewlett-Packard Co.	44,298
810	International Business Machines Corp.	106,029
300	NCR Corp. *	3,339

	Total Computers & Peripherals	165,154

Electronic Equipment, Instruments & Components — 0.0%
30	AVX Corp.	380
10	Ingram Micro Inc., Class A Shares *	175
40	Vishay Intertechnology Inc. *	334

	Total Electronic Equipment, Instruments & Components	889

Internet Software & Services — 0.1%
71	AOL Inc. *	1,653
20	IAC/InterActiveCorp *	409

	Total Internet Software & Services	2,062

IT Services — 0.7%
120	Alliance Data Systems Corp. *	7,751
310	Computer Sciences Corp. *	17,834

	Total IT Services	25,585

Office Electronics — 0.1%
500	Xerox Corp.	4,230

Semiconductors & Semiconductor Equipment — 0.6%
1,000	Intel Corp.	20,400

See Notes to Schedule of Investments. Page 5

Legg Mason Manager Select Large Cap Value Fund

Schedule of Investments (unaudited) (continued)

December 31, 2009

Shares	Security	Value
Semiconductors & Semiconductor Equipment — 0.6% (continued)
10	International Rectifier Corp. *	$221

	Total Semiconductors & Semiconductor Equipment	20,621

Software — 1.0%
710	Activision Blizzard Inc. *	7,888
500	Compuware Corp. *	3,615
740	Microsoft Corp.	22,563

	Total Software	34,066

	TOTAL INFORMATION TECHNOLOGY	253,289

MATERIALS — 4.3%
Chemicals — 1.6%
300	Air Products & Chemicals Inc.	24,318
20	Celanese Corp., Series A Shares	642
30	CF Industries Holdings Inc.	2,723
500	Dow Chemical Co.	13,815
150	Eastman Chemical Co.	9,036
500	Huntsman Corp.	5,645

	Total Chemicals	56,179

Containers & Packaging — 0.1%
40	Packaging Corp. of America	920
60	Pactiv Corp. *	1,449

	Total Containers & Packaging	2,369

Metals & Mining — 2.5%
510	AK Steel Holding Corp.	10,888
200	Allegheny Technologies Inc.	8,954
910	Cliffs Natural Resources Inc.	41,942
160	Freeport-McMoRan Copper & Gold Inc. *	12,846
30	Reliance Steel & Aluminum Co.	1,297
30	Titanium Metals Corp. *	376
280	United States Steel Corp.	15,434

	Total Metals & Mining	91,737

Paper & Forest Products — 0.1%
20	Domtar Corp. *	1,108
90	MeadWestvaco Corp.	2,577

	Total Paper & Forest Products	3,685

	TOTAL MATERIALS	153,970

TELECOMMUNICATION SERVICES — 5.6%
Diversified Telecommunication Services — 5.5%
3,330	AT&T Inc.	93,340
480	CenturyTel Inc.	17,381
2,570	Verizon Communications Inc.	85,144
70	Windstream Corp.	769

	Total Diversified Telecommunication Services	196,634

Wireless Telecommunication Services — 0.1%
50	Telephone & Data Systems Inc.	1,696

	TOTAL TELECOMMUNICATION SERVICES	198,330

UTILITIES — 1.8%
Electric Utilities — 0.3%
210	FirstEnergy Corp.	9,755

Gas Utilities — 0.0%
30	AGL Resources Inc.	1,094

Independent Power Producers & Energy Traders — 0.0%
50	Mirant Corp. *	764

See Notes to Schedule of Investments. Page 6

Legg Mason Manager Select Large Cap Value Fund

Schedule of Investments (unaudited) (continued)

December 31, 2009

Shares	Security	Value
Multi-Utilities — 1.5%
20	CMS Energy Corp.	$313
120	NiSource Inc.	1,846
920	Sempra Energy	51,501

	Total Multi-Utilities	53,660

	TOTAL UTILITIES	65,273

	TOTAL COMMON STOCKS (Cost — $3,465,508)	3,482,942

CONVERTIBLE PREFERRED STOCK — 0.1%
FINANCIALS — 0.1%
200	Bank of America Corp., 10.000% (b) (Cost — $3,000)	2,984

	TOTAL INVESTMENTS — 97.6% (Cost — $3,468,508#)	3,485,926
	Other Assets in Excess of Liabilities — 2.4%	85,183

	TOTAL NET ASSETS — 100.0%	$3,571,109

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at December 31, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR—American Depositary Receipt

FDR—Foreign Depositary Receipt

See Notes to Schedule of Investments. Page 7

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Manager Select Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†:
Consumer discretionary	$332,948	$13,454	—	$346,402
Health care	426,014	10,207	—	436,221
Other common stocks	2,700,319	—	—	2,700,319

Convertible preferred stock†	2,984	—	—	2,984

Total investments	$3,462,265	$23,661	—	$3,485,926

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Notes to Schedule of Investments (unaudited) (continued)

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$75,705
Gross unrealized depreciation	(58,287)

Net unrealized appreciation	$17,418

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: February 24, 2010